Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Assets, Unclassified [Abstract]
Prepayments of promotion fees (a)	¥ 178,562		¥ 159,235
VAT recoverable (b)	143,026		103,215
Deposits, prepaid rental and property management fees	49,937		44,890
Prepayments for products procurement (c)	14,529		13,593
Loans to employees	17,390		18,600
Others	47,526		41,871
Prepayments and other current assets	¥ 450,970	$ 64,488	¥ 381,404